Loans - Details of Negotiable Obligations (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about loans [line items]
Non-current		$ 7,466		$ 6,255	$ 6,191
Current		$ 1,486		1,317	827
Negotiable obligations [member] | Class XXX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal Maturity		2026
Negotiable obligations [member] | 1998 [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 15
Interest rate	[2]	10.00%	10.00%
Principal Maturity		2028
Non-current		$ 15		15	15
Negotiable obligations [member] | 2014 April, 2015 February and 2016 October [member] | Class XXVIII [Member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	521
Current					354
Negotiable obligations [member] | 2014 September [member] | Class XXXIV [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]		$ 1,000
Negotiable obligations [member] | 2015 April [member] | Class XXXIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	757
Non-current					1,132
Current				785	41
Negotiable obligations [member] | 2015 October [member] | Class XXVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	128
Negotiable obligations [member] | 2017 July and December [member] | Class LIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 644
Interest rate	[2]	6.95%	6.95%
Principal Maturity		2027
Non-current		$ 648		649	816
Current		19		19	25
Negotiable obligations [member] | 2017 December [member] | Class LIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 537
Interest rate	[2]	7.00%	7.00%
Principal Maturity		2047
Non-current		$ 530		530	530
Current		2		1	1
Negotiable obligations [member] | 2019 June [member] | Class I [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 399
Interest rate	[2]	8.50%	8.50%
Principal Maturity		2029
Non-current		$ 397		398	397
Negotiable obligations [member] | 2020 July [member] | Class XIII [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	341
Non-current					43
Current				44	88
Negotiable obligations [member] | 2021 February [member] | Class XVI [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	776
Non-current				58	307
Current				243	235
Negotiable obligations [member] | 2021 February [member] | Class XVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 748
Interest rate	[2]	9.00%	9.00%
Principal Maturity		2029
Non-current		$ 537		756	758
Current		216
Negotiable obligations [member] | 2021 February [member] | Class XVIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 576
Interest rate	[2]	7.00%	7.00%
Principal Maturity		2033
Non-current		$ 558		555	553
Current		11		11	11
Negotiable obligations [member] | 2021 February [member] | Class XIX [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]		$ 4,128
Negotiable obligations [member] | 2021 February [member] | Class XIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Current					35
Negotiable obligations [member] | 2021 July [member] | Class XX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 384
Interest rate	[2]	5.75%	5.75%
Principal Maturity		2032
Non-current		$ 329		384	384
Current		65		10	10
Negotiable obligations [member] | 2023 January [member] | Class XXI [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 230
Interest rate	[2]	1.00%	1.00%
Principal Maturity		2026
Non-current				220	229
Current		$ 154			1
Negotiable obligations [member] | 2023 January and 2023 April [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]		$ 15,761
Negotiable obligations [member] | 2023 January and 2023 April [member] | Class XXII [member]
Disclosure of detailed information about loans [line items]
Current					25
Negotiable obligations [member] | 2023 April [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Interest rate	[2]	1.00%	1.00%
Negotiable obligations [member] | 2023 April [member] | Class XXIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 147
Non-current					158
Current				150
Negotiable obligations [member] | 2023 April [member] | Class XXIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 38
Principal Maturity		2027
Non-current		$ 38		37	38
Negotiable obligations [member] | 2023 June [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Interest rate	[2]	5.00%	5.00%
Negotiable obligations [member] | 2023 June [member] | Class XXV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 213
Principal Maturity		2026
Non-current		$ 0		263	262
Current		$ 188		1	1
Negotiable obligations [member] | 2023 September [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Interest rate	[2]	0.00%	0.00%
Negotiable obligations [member] | 2023 September [member] | Class XXVI [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 400
Principal Maturity		2028
Non-current		$ 400		400	400
Negotiable obligations [member] | 2023 September [member] | Class XXVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Non-current					$ 169
Negotiable obligations [member] | 2023 October [member] | Class XXVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Interest rate	[2]	0.00%	0.00%
Principal Maturity		2026
Non-current				147
Current		$ 133
Negotiable obligations [member] | 2024 January [member] | Class XXVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 800
Interest rate	[2]	9.50%	9.50%
Principal Maturity		2031
Non-current		$ 714		790
Current		114		35
Negotiable obligations [member] | 2024 May [member] | Class XXIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 131
Interest rate	[2]	6.00%	6.00%
Principal Maturity		2026
Non-current				177
Current		$ 132		1
Negotiable obligations [member] | 2024 September [member] | Class XXXI [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 540
Interest rate	[2]	8.75%	8.75%
Principal Maturity		2031
Non-current		$ 1,046		539
Current		21		15
Negotiable obligations [member] | 2024 October [member] | Class XXXII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 125
Interest rate	[2]	6.50%	6.50%
Principal Maturity		2028
Non-current		$ 125		125
Current		2		2
Negotiable obligations [member] | 2024 October [member] | Class XXXIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 25
Interest rate	[2]	7.00%	7.00%
Principal Maturity		2028
Non-current		$ 25		25
Negotiable obligations [member] | 2025 January [member] | Class XXXIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 1,100
Interest rate	[2]	8.25%	8.25%
Principal Maturity		2034
Non-current		$ 1,080
Current		42
Negotiable obligations [member] | 2025 February [Member] | Class XXXV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 140
Interest rate	[2]	6.25%	6.25%
Principal Maturity		2027
Non-current		$ 140
Current		1
Negotiable obligations [member] | 2025 February [Member] | Class XXXVI [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	56
Negotiable obligations [member] | 2025 May [Member] | Class XXXVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 140
Interest rate	[2]	7.00%	7.00%
Principal Maturity		2027
Non-current		$ 139
Current		2
Negotiable obligations [member] | 2025 July [Member] | Class XXXVIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 250
Interest rate	[2]	7.50%	7.50%
Principal Maturity		2027
Non-current		$ 248
Current		4
Negotiable obligations [member] | 2025 July and August [Member] | Class XXXIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 225
Interest rate	[2]	8.75%	8.75%
Principal Maturity		2030
Non-current		$ 155
Current		8
Negotiable obligations [member] | 2025 August [Member] | Class XL [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 51
Interest rate	[2]	7.50%	7.50%
Principal Maturity		2028
Non-current		$ 50
Negotiable obligations [member] | 2025 October [Member] | Class XLI [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 98
Interest rate	[2]	6.00%	6.00%
Principal Maturity		2027
Non-current		$ 98
Current		1
Negotiable obligations [member] | 2025 December [Member] | Class XLII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 195
Interest rate	[2]	7.00%	7.00%
Principal Maturity		2027
Non-current		$ 194
Current		1
Negotiable obligations [member] | 2024 July and 2025 April [Member] | Class XXX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 389
Interest rate	[2]	1.00%	1.00%
Non-current				$ 187
Current		$ 370

[1]	Total nominal value issued net of the nominal values canceled through exchanges or repurchases, expressed in millions.
[2]	Nominal annual interest rate.